Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about intangible assets [abstract]
Schedule of intangible assets [text block]

	For the year ended December 31, 2017
	Balance, Beginning of Year	Additions	Effect of change in exchange rate	Balance, End of Year
	(in thousands)
Cost:
Patent and technology fee	$12,078,767	196,781	-	12,275,548
Accumulated amortization:
Patent and technology fee	9,756,528	628,606	117	10,385,251
Net carrying amounts	$2,322,239			1,890,297

	For the year ended December 31, 2016
	Balance, Beginning of Year	Additions	Reclassification and effect of change in exchange rate	Balance, End of Year
	(in thousands)
Cost:
Patent and technology fee	$11,901,662	187,020	(9,915)	12,078,767
Accumulated amortization:
Patent and technology fee	8,606,978	1,159,465	(9,915)	9,756,528
Net carrying amounts	$3,294,684			2,322,239